Schedule of Property, Plant and Equipment, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 1	$ 3
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 2	5
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 3	3
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 4	30
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 5	30
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 6	5
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 7	15
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 8	30
Summary Of Significant Accounting Policies Schedule Of Property, Plant And Equipment, Estimated Useful Lives 9	$ 30